Other Financial Assets at Fair Value Through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2022
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

	30 June 2022	31 December 2021
	£m	£m
Loans and advances to customers:
Loans to housing associations	11	12
Other loans	49	62
	60	74
Debt securities	95	111
	155	185